Leases - Components of lease expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease expense
Operating lease cost	$ 319	$ 348	$ 308
Amortization of assets	15	21	20
Interest on lease liabilities	2	1	2
Variable lease cost	127	101	93
Total net lease cost	$ 463	$ 471	$ 423